Other Accounts Payable and Accrued Expenses (Details) - Schedule of other accounts payable and accrued expenses - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Schedule of Other Accounts Payable and Accrued Expenses [Abstract]
Paycheck protection program loan	[1]		$ 21
Employees liabilities		468	253
Accrued expenses		273	37
Government institutions		4	5
Total other accounts payable and accrued expenses		$ 745	$ 316

[1]	See Note 7d regarding the United States Small Business Administration assistance to businesses and loans provided.